Additional information about derivatives financial instruments	12 Months Ended
Dec. 31, 2019
Additional information about derivatives financial instruments
Additional information about derivatives financial instruments

35.  Additional information about derivatives financial instruments

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business day time horizon.

The following tables detail the derivatives positions for Vale and its controlled companies as of December 31, 2019, with the following information: notional amount, fair value including credit risk, gains or losses in the period, value at risk and the fair value breakdown by year of maturity.

a)     Foreign exchange and interest rates derivative positions

(i)     Protection programs for the R$ denominated debt instruments

To reduce cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain debt instruments denominated in R$ with interest rates linked mainly to CDI, TJLP and IPCA. In those swaps, Vale pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected debt instruments.

The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to R$. These programs transform into US$ the obligations linked to R$ to achieve a currency offset in the Company’s cash flows, by matching its receivables - mainly linked to US$ - with its payables.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2019		2018		Index	rate	2019	2018	2019	2019	2020	2021	2022+
CDI vs. US$ fixed rate swap							(38)	(46)	(18)	8	(22)	2	(18)
Receivable	R$	2,115	R$	1,581	CDI	100.54%
Payable	US$	558	US$	456	Fix	3.31%
TJLP vs. US$ fixed rate swap							(77)	(370)	(312)	9	(12)	(18)	(47)
Receivable	R$	2,111	R$	2,303	TJLP +	1.15%
Payable	US$	601	US$	994	Fix	2.97%
TJLP vs. US$ floating rate swap							—	(56)	(59)	—	—	—	—
Receivable		—	R$	181	TJLP +	—
Payable	US$	0	US$	107	Libor +	—
R$ fixed rate vs. US$ fixed rate swap							(18)	(8)	8	8	13	(7)	(24)
Receivable	R$	2,173	R$	1,078	Fix	6.25%
Payable	US$	604	US$	351	Fix	0.73%
IPCA vs. US$ fixed rate swap							46	(80)	(26)	14	12	(18)	52
Receivable	R$	2,826	R$	1,315	IPCA +	5.18%
Payable	US$	759	US$	434	Fix	4.02%
IPCA vs. CDI swap							104	89	6	—	58	4	42
Receivable	R$	1,634	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.58%

							Financial
							Settlement		Fair
							Inflows	Value at	value
	Notional				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	rate	2019	2018	2019	2019	2020+

Forward	R$ 121	—	B	4.20	1	—	—	1	1

(ii) Protection program for EUR denominated debt instruments

To reduce the cash flow volatility, swap transactions were implemented to convert into US$ the cash flows from certain debt instruments issued in Euros by Vale. In those swaps, Vale receives fixed rates in EUR and pays fixed rates in US$.

The swap transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to EUR. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to EUR/US$ exchange rate.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2019		2018		Index	rate	2019	2018	2019	2019	2020	2021	2022+
EUR fixed rate vs. US$ fixed rate swap							(35)	(1)	(5)	4	(6)	(5)	(24)
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%

(iii) Protection for treasury volatility related to tender offer transaction

To reduce the volatility of the premium to be paid to investors for the tender offer transaction issued on December 2019, treasury lock transactions were implemented and already settled.

							Financial
							Settlement		Fair
							Inflows	Value at	value
	Notional				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	rate	2019	2018	2019	2019	2020

Forwards	—	—	B	—	—	—	16	—	—

b)   Commodities derivative positions

(i)     Protection program for the purchase of fuel oil used on ships

In order to reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company’s cash flow volatility, hedging operations were carried out through options contracts on Bunker Oil, Gasoil (10ppm) and Brent oil for different portions of the exposure.

The derivative transactions were negotiated over-the-counter and the protected item is part of the Vale’s costs linked to the price of fuel oil used on ships. The financial settlement inflows/outflows are offset by the protected items’ losses/gains.

Bunker Oil Options

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020

Call options	—	2,100,000	B	—	—	1	2	—	—
Put options	—	2,100,000	S	—	—	(29)	—	—	—
Total					—	(28)	2	—	—

Brent Crude Oil Options

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (bbl.)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/bbl.)	2019	2018	2019	2019	2020

Call options	1,110,000	—	B	75	11	—	—	3	11
Put options	1,110,000	—	S	49	(3)	—	—	1	(3)
Total	—	—		—	8	—	—	4	8

Gasoil Options

							Financial
							settlement
							Inflows		Fair value
	Notional (bbl.)				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2019	December 31, 2018	Bought / Sold	Average strike (US$/bbl.)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2019	2020

Call options	1,035,000	—	B	96	7	—	—	1	6
Put options	1,035,000	—	S	61	(3)	—	—	1	(3)
Total					4	—	—	2	3

(ii)     Protection programs for base metals raw materials and products

Operational Hedging Programs

In the operational hedging program for nickel sales at fixed prices, derivatives transactions were implemented to convert into floating prices the contracts with clients that required a fixed price.

In the operational protection program for the purchase of raw materials and products, derivatives transactions were implemented in order to reduce the mismatch between the pricing period of purchases (concentrate, cathode, sinter, scrap and others) and the pricing period of the final product sales to the clients.

All these transactions have already been settled.

							Financial
							settlement
							Inflows
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020
Fixed price sales protection
Nickel forwards	—	7,244	S	—	—	(10)	49	—	—
Raw material purchase protection
Nickel forwards	—	120	S	—	—	—	(1)	—	—
Copper forwards	—	81	S	—	—	—	—	—	—
Total					—	(10)	48	—	—

Nickel Revenue Hedging Program

To reduce the volatility of its future cash flows arising from changes in nickel prices, the company implemented a Nickel Revenue Hedging Program. Under this program, hedge operations were executed using option contracts to protect a portion of the company highly probable forecast sales at floating prices, thus establishing a cushion to guarantee prices above our Nickel Average Unit Cash Cost and investments for the hedged volumes. A hedge accounting treatment is given to this program.

The derivative transactions under the program are negotiated over-the-counter and the financial settlement inflows/outflows are offset by the protected items’ losses/gains due to nickel prices changes.

							Financial
							settlement
							Inflows
	Notional (ton)				Fair value		(Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2019	December 31, 2018	Bought / Sold	Average strike (US$/ton)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2019	2020	2021+

Call options	75,984	—	S	18,739	(12)	—	(2)	3	(10)	(3)
Put options	75,984	—	B	15,714	162	—	13	21	152	9
Total					150	—	11	24	142	6

c) Freight derivative positions

To reduce the impact of maritime freight price volatility on the Company’s cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of Vale’s costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items’ losses/gains due to freight prices changes.

The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

							Financial
							Settlement
							Inflows		Fair value
	Notional (days)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/day)	2019	2018	2019	2019	2020
Freight forwards	1,050	480	B	13,286	—	1	3	1	—

d) Wheaton Precious Metals Corp. warrants

The Company owns warrants issued by Wheaton Precious Metals Corp. (WPM), a Canadian company with stocks negotiated in Toronto Stock Exchange and New York Stock Exchange. Such warrants have payoff similar to that of an American call option and were received as part of the payment regarding the sale of part of gold payable flows produced as a sub product from Salobo copper mine and some nickel mines in Sudbury.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity of warranties)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/share)	2019	2018	2019	2019	2023
Call options	10,000,000	10,000,000	B	44	26	8	—	3	26

e) Debentures convertible into shares of Valor da Logística Integrada (“VLI”)

The Company has debentures which lenders have the option to convert the outstanding debt into a specified quantity of VLI’s shares, owned by the Company. This option may be fully, or part exercised, upon payment to the Company of the strike price, considering the terms, conditions and other limitations existing in the agreement, at any time and at the discretion of the creditor, as of December 2017 until the maturity date of the debentures, December 2027.

							Financial
							settlement
							Inflows		Fair value by
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2027
Conversion options	140,239	140,239	S	7,136	(51)	(59)	—	3	(51)

f) Options related to Minerações Brasileiras Reunidas S.A. (“MBR”) shares

In 2019, in connection to the acquisition of additional 36.4% MBR’s shares disclosed in note 14, the options were elapsed.

							Financial
							settlement
							Inflows		Fair value by
	Notional (quantity, in millions)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2020+
Options	—	2,139	B/S	—	—	279	—	—	—

g) Option related to SPCs Casa dos Ventos

The Company acquired in January 2019 a call option related to shares of the special purpose companies Ventos de São Bento Energias Renováveis, Ventos São Galvão Energias Renováveis and Ventos de Santo Eloy Energias Renováveis (SPCs Casa dos Ventos), which are part of the wind farm of Folha Larga Sul project, in Campo Formoso, Bahia, with commercial operation scheduled for the first half of 2020. This option was acquired in the context of the Company's signing of electric power purchase and sale agreements with Casa dos Ventos, supplied by this wind farm.

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (quantity)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2022

Call option	137,751,623	—	B	2.77	24	—	—	2	24

h) Embedded derivatives in contracts

In August 2014 the Company sold part of its stake in Valor da Logística Integrada (“VLI”) to an investment fund managed by Brookfield Asset Management ("Brookfield"). The sales contract includes a clause that establishes, under certain conditions, a minimum return guarantee on Brookfield's investment until August 2020. This clause is considered an embedded derivative, with payoff equivalent to that of a put option.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2020+
Put option	1,105,070,863	1,105,070,863	S	4	(69)	(103)	—	11	(69)

The Company has some nickel concentrate and raw materials purchase agreements in which there are provisions based on nickel and copper future prices behavior. These provisions are considered as embedded derivatives.

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020
Nickel forwards	1,497	3,763	S	15,363	2	2	—	1	2
Copper forwards	1,009	2,035	S	5,910	—	—	—	—	—
Total					2	2	—	1	2

The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company’s pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

							Financial
							settlement
							Inflows
	Notional (volume/month)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020	2021+
Call options	746,667	746,667	S	233	(1)	(1)	—	1	(0.4)	(0.3)

i)	Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

•	Probable: the probable scenario was defined as the fair value of the derivative instruments as at December 31, 2019
•	Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables
•	Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(38)	(181)	(324)
	US$ interest rate inside Brazil decrease	(38)	(42)	(46)
	Brazilian interest rate increase	(38)	(39)	(39)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(77)	(229)	(382)
	US$ interest rate inside Brazil decrease	(77)	(85)	(95)
	Brazilian interest rate increase	(77)	(95)	(113)
	TJLP interest rate decrease	(77)	(95)	(114)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(18)	(164)	(310)
	US$ interest rate inside Brazil decrease	(18)	(23)	(29)
	Brazilian interest rate increase	(18)	(26)	(33)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	46	(153)	(352)
	US$ interest rate inside Brazil decrease	46	31	15
	Brazilian interest rate increase	46	12	(20)
	IPCA index decrease	46	23	1
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	104	97	90
	IPCA index decrease	104	99	93
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(99)	(93)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(35)	(198)	(360)
	Euribor increase	(35)	(36)	(37)
	US$ Libor decrease	(35)	(43)	(52)
Protected item: EUR denominated debt	EUR depreciation	n.a.	(198)	360

NDF BRL/USD	R$ depreciation	1	(7)	(15)
	US$ interest rate inside Brazil decrease	1	1	—
	Brazilian interest rate increase	1	—	(2)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

Fuel Oil protection
Options	Price input decrease	12	(69)	(115)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	69	115

Maritime Freight protection
Forwards	Freight price decrease	—	(3)	(7)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	3	7

Nickel Revenue Hedging Program
Options	Nickel price increase	150	(31)	(224)
Protected item: Part of nickel future revenues	Nickel price increase	n.a.	31	224

Wheaton Precious Metals Corp. warrants	WPM stock price decrease	26	8	1

Conversion options - VLI	VLI stock value increase	(51)	(84)	(127)

Option - SPCs Casa dos Ventos	SPCs Casa dos Ventos stock value decrease	24	8	1

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	2	(3)	(8)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(2)	(3)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(5)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(69)	(253)	(520)

j) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings published by agencies Moody’s and S&P regarding the main financial institutions that we hire derivative instruments, cash and cash equivalents transactions.

Long term ratings by counterparty	Moody’s	S&P
ABN Amro	A1	A
Agricultural Bank of China	A1	A
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco Itaú Unibanco	Ba3	BB-
Banco Safra	Ba3	BB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bank Mandiri	Baa2	BBB-
Bank of America	A2	A-
Bank of China	A1	A
Bank of Montreal	Aa2	A+
Bank of Nova Scotia	A2	A+
Bank of Shanghai	Baa2	-
Bank of Tokyo Mitsubishi UFJ	A1	A-
Bank Rakyat Indonesia (BRI)	Baa2	BBB-
Barclays	Baa3	BBB
BBVA Banco Bilbao Vizcaya Argentaria	A3	A-
BNP Paribas	Aa3	A+
BTG Pactual	Ba3	BB-
Caixa Econômica Federal	Ba3	BB-
Calyon	Aa3	A+
China Construction Bank	A1	A
CIBC Canadian Imperial Bank	Aa2	A+
CIMB Bank	Baa1	A-
Citigroup	A3	BBB+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+

Long term ratings by counterparty	Moody’s	S&P
HSBC	A2	A
Industrial and Commercial Bank of China	A1	A
Intesa Sanpaolo Spa	Baa1	BBB
Banco Itaú Unibanco	Ba3	BB-
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB+
Mega International Commercial Bank	A1	A
Millenium BIM	A1	A-
Mitsui & Co	A1	A-
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
Muscat Bank	Ba2	BB
National Australia Bank	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	Ba2	-
Natixis	A1	A+
Royal Bank of Canada	Aa2	AA-
Rabobank	Aa3	A+
Societe Generale	A1	A
Standard Bank Group	Ba1	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
Toronto Dominion Bank	Aa3	AA-
UBS	Aa3	A-
Unicredit	Baa1	BBB